Note 18 - Commitments and Contingencies - Financial Instruments With Off-balance Sheet Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments to originate, fund or purchase loans	$ 180,330	$ 178,804
Single Family Mortgages [Member]
Commitments to originate, fund or purchase loans	20,283	7,620
Multi Family [Member]
Commitments to originate, fund or purchase loans	1,150	0
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans	821	19,183
Non-real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans	1,342	11,354
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans	38,990	30,070
Unused Line of Credit [Member]
Commitments to originate, fund or purchase loans	113,435	107,767
Letters of Credit [Member]
Commitments to originate, fund or purchase loans	4,309	2,810
Forward Commitments [Member]
Forward commitments	$ 24,746	$ 10,098